UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      The Baupost Group, L.L.C.

Address:   10 St. James Avenue
           Suite 1700
           Boston, MA 02116


Form 13F File Number: 28-7120


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Scott A. Nathan
Title:  Chief Risk Officer
Phone:  (617) 210-8300

Signature,  Place,  and  Date  of  Signing:

/s/ Scott A. Nathan                Boston, MA                         5/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              22

Form 13F Information Table Value Total:  $    3,108,533
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

         COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------- ---------------- --------- -------- ----------------- ---------- -------- --------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
--------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
ALLIANCE ONE INTL INC       COM              018772103    31632  8131594 SH       SOLE                 8131594      0    0
AMERICAN INTL GROUP INC     *W EXP 01/19/202 026874156     9712   638943 SH       SOLE                  638943      0    0
AMERICAN INTL GROUP INC     COM NEW          026874784   460025 11850200 SH       SOLE                11850200      0    0
AVEO PHARMACEUTICALS INC    COM              053588109    36036  4902850 SH       SOLE                 4902850      0    0
BP PLC                      SPONSORED ADR    055622104   725322 17126858 SH       SOLE                17126858      0    0
CENTRAL PAC FINL CORP       COM NEW          154760409    28260  1800000 SH       SOLE                 1800000      0    0
CITIGROUP INC               *W EXP 01/04/201 172967226    47634 94137507 SH       SOLE                94137507      0    0
DIRECTV                     COM              25490A309    11731   207300 SH       SOLE                  207300      0    0
ELAN PLC                    ADR              284131208   107689  9126227 SH       SOLE                 9126227      0    0
ENZON PHARMACEUTICALS INC   COM              293904108    29228  7691453 SH       SOLE                 7691453      0    0
IDENIX PHARMACEUTICALS INC  COM              45166R204    92189 26042000 SH       SOLE                26042000      0    0
ITURAN LOCATION AND CONTROL SHS              M6158M104    20978  1337003 SH       SOLE                 1337003      0    0
MICROSOFT CORP              COM              594918104    57210  2000000 SH  CALL SOLE                       0      0    0
NEWS CORP                   CL B             65248E203   124498  4047412 SH       SOLE                 4047412      0    0
NOVACOPPER INC              COM              66988K102     9160  5005298 SH       SOLE                 5005298      0    0
NOVAGOLD RES INC            COM NEW          66987E206    78729 21688300 SH       SOLE                21688300      0    0
ORACLE CORP                 COM              68389X105   109498  3386890 SH       SOLE                 3386890      0    0
ROVI CORP                   COM              779376102   174706  8160000 SH       SOLE                 8160000      0    0
SYNERON MEDICAL LTD         ORD SHS          M87245102    40880  4000000 SH       SOLE                 4000000      0    0
THERAVANCE INC              COM              88338T104   320141 13553800 SH       SOLE                13553800      0    0
THERAVANCE INC              NOTE 3.000% 1/1  88338TAA2    60435 51000000 PRN      SOLE                51000000      0    0
VIASAT INC                  COM              92552V100   532840 11000000 SH       SOLE                11000000      0    0